Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands																									1 Months Ended
	Sep. 27, 2023 DKK (kr) shares	Sep. 26, 2023 DKK (kr) shares	Sep. 22, 2023 DKK (kr) shares	Sep. 13, 2023 DKK (kr) shares	Jul. 18, 2023 DKK (kr) shares	Jun. 30, 2023 DKK (kr) shares	Jun. 05, 2023 DKK (kr) shares	Jun. 01, 2023 DKK (kr) shares	May 24, 2023 DKK (kr) shares	May 17, 2023 DKK (kr) shares	Mar. 03, 2023 DKK (kr) shares	Feb. 13, 2023 DKK (kr) shares	Feb. 09, 2023 DKK (kr) shares	Feb. 07, 2023 DKK (kr) shares	Jan. 24, 2023 DKK (kr) shares	Jan. 20, 2023 DKK (kr) shares	Jan. 05, 2023 DKK (kr) shares	Jan. 04, 2023 DKK (kr) shares	Dec. 29, 2022 shares	Dec. 05, 2022 DKK (kr) shares	Oct. 20, 2022 shares	Oct. 17, 2022 shares	Oct. 03, 2022 shares	Jun. 07, 2022 shares	Sep. 30, 2022 DKK (kr) shares	Apr. 30, 2022 DKK (kr) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 DKK (kr) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 DKK (kr) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 DKK (kr) shares	Feb. 05, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 DKK (kr) shares
Share Capital
Share capital | $																											$ (2,734)		$ 2,535	$ 8,303		$ 13,548	$ (20,150)	$ 32,437			$ 7,038		$ 9,362
Share Capital
Share Capital
Share capital																											$ 4,415	kr 27,814	$ 4,390	$ 3,886	kr 24,139	$ 3,864	$ 3,844	$ 3,755	kr 23,204		$ 2,648	kr 16,198	$ 2,481	kr 15,184
Capital increase | kr	kr 46	kr 52	kr 54		kr 11		kr 862				kr 16	kr 43	kr 1,004	kr 96	kr 151	kr 259	kr 94	kr 634
Exercised warrants | kr				kr 11		kr 5		kr 150	kr 51	kr 135										kr 43					kr 11	kr 54
Ordinary Shares
Number of Ordinary Shares
Share capital																											27,814,140	27,814,140		24,139,413	24,139,413			23,203,808	23,203,808	19,198,668	16,198,668	16,198,668	15,184,152	15,184,152
Capital increase (in shares)	45,807	51,750	54,099		11,348		861,614				16,280	42,808	1,003,802	96,271	151,335	259,407	94,278	634,413	4,450		64,601	26,396	23,405	428,572
Exercise warrants (in shares)				10,836		4,824		150,000	51,125	134,730										42,633					10,836	54,072